CONSOLIDATED STATEMENTS OF CASH FLOW - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
OPERATING ACTIVITIES
Net income (loss) for the year	R$ 23,394,887	R$ 8,635,532	R$ (10,714,935)
Adjustment to
Depreciation, depletion and amortization	7,206,125	6,879,132	6,565,441
Depreciation of right of use	231,966	203,670	186,768
Sublease of ships	(11,314)	(44,706)	(35,841)
Interest expense on lease liabilities	433,613	427,934	397,746
Result from sale and disposal of property, plant and equipment and biological assets, net	509	(412,612)	(8,372)
Income (expense) from associates and joint ventures	(284,368)	(51,912)	(36,142)
Exchange rate and monetary variations, net	(3,294,593)	3,800,827	12,530,891
Interest expenses on financing, loans and debentures, net	4,007,737	3,207,278	3,286,254
Expenses with early settlements premium		260,289	391,390
Capitalized loan costs	(359,407)	(18,624)	(10,636)
Accrual of interest on marketable securities	(707,211)	(178,320)	(94,868)
Amortization of transaction costs	69,881	107,239	101,741
Derivative losses, net	(6,761,567)	1,597,662	9,422,682
Fair value adjustment of biological assets	(1,199,759)	(763,091)	(466,484)
Deferred income tax and social contribution	4,749,798	(94,690)	(7,109,120)
Interest on actuarial liabilities	59,258	55,849	53,092
Provision for judicial liabilities, net	88,198	65,318	1,288
(Reversal of) provision for allowance for doubtful accounts, net	1,652	(637)	6,022
Provision for inventory losses, net	56,060	73,574	65,675
Provision (reversal) for loss of ICMS credits, net	58,003	(99,183)	(82,293)
Tax credits	1,324	(441,880)
Other	2,794	26,449	35,451
Decrease (increase) in assets
Trade accounts receivables	(3,267,356)	(3,393,787)	884,451
Inventories	(967,995)	(654,757)	651,203
Recoverable taxes	(381,408)	186,013	659,930
Other assets	264,025	(54,136)	54,651
Increase (decrease) in liabilities
Trade accounts payables	1,533,118	1,363,478	140,480
Taxes payable	422,591	271,700	47,212
Payroll and charges	83,742	97,792	92,278
Other liabilities	(9,007)	(191,976)	(266,546)
Cash provided by operations	25,421,296	20,859,425	16,749,409
Payment of interest with financing, loans and debentures	(4,019,072)	(2,953,573)	(3,244,949)
Payment of early settlement premiums		(260,289)	(378,381)
Interest received from marketable securities	544,849	98,110	186,853
Payment of income taxes	(306,453)	(106,180)	(188,296)
Cash provided by operating activities	21,640,620	17,637,493	13,124,636
INVESTING ACTIVITIES
Additions to property, plant and equipment	(9,791,238)	(2,150,584)	(1,503,255)
Additions to intangible	(90,499)	(285,278)	(2,307)
Additions to biological assets	(4,957,380)	(3,807,608)	(3,392,298)
Proceeds from sale of property, plant and equipment	251,183	1,411,251	183,504
Capital increase in subsidiaries and affiliates	(67,020)	(51,816)
Marketable securities, net	67,426	(5,216,921)	3,841,493
Advances for acquisition (receipt) of wood from operations with development and partnerships	(355,362)	(257,672)	135,693
Dividends received	6,604	6,453	753
Asset acquisition	(2,090,062)
Cash and cash equivalents from asset acquisitions	10,590
Acquisition of non-controlling interests		(6,516)
Cash used in investing activities	(17,015,758)	(10,358,691)	(736,417)
FINANCING ACTIVITIES
Proceeds from loans, financing and debentures	1,335,715	16,991,962	14,761,796
Payment of derivative transactions	282,225	(1,921,253)	(4,465,640)
Payment of loans, financing and debentures	(2,517,934)	(15,469,423)	(19,092,810)
Payment of leases	(1,044,119)	(1,012,137)	(824,245)
Payment of dividends	(4,150,782)	(9,683)
Liabilities for assets acquisitions and associates	(107,888)	(153,357)	(164,240)
Shares repurchased	(1,904,424)
Cash provided (used) by financing activities	(8,107,207)	(1,573,891)	(9,785,139)
EXCHANGE VARIATION ON CASH AND CASH EQUIVALENTS	(602,480)	1,050,808	982,850
Increase (decrease) in cash and cash equivalents, net	(4,084,825)	6,755,719	3,585,930
At the beginning of the year	13,590,776	6,835,057	3,249,127
At the end of the year	R$ 9,505,951	R$ 13,590,776	R$ 6,835,057